INCOME TAX	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 20 -	INCOME TAX

BVI

Hollysys, and its subsidiaries, GTH and Clear Mind, are incorporated in the BVI and are not subject to income tax under the relevant jurisdiction.

Singapore

HI, HAP, CCPL, CEPL, BCPL and BMSG, the Company’s wholly owned subsidiaries incorporated in Singapore, are subject to Singapore corporate tax rate of 17% on the assessable profits arising from Singapore.

Malaysia

CESB, BMJB, and BMKL, the Company’s wholly owned subsidiaries incorporated in Malaysia, are subject to Malaysia corporate income tax rate of 25% on the assessable profits arising from Malaysia.

Dubai

CCPL Dubai, the branch of the Company's wholly owned subsidiary, CCPL, is a tax exempt company incorporated in Dubai, and no tax provision has been made for the years ended June 30, 2012, 2013 and 2014, respectively.

Hong Kong

World Hope and CSHK, the Company’s wholly owned subsidiaries incorporated in Hong Kong, are subject to Hong Kong profits tax at a rate of 16.5% on the assessable profits arising from Hong Kong. No provision for Hong Kong profits tax has been made in the statements of comprehensive income as there were no assessable profits arising from Hong Kong for the years ended June 30, 2012, 2013 and 2014, respectively.

Macau

CMDE, the Company’s wholly owned subsidiary incorporated in Macau, is subject to the Macau corporate income tax rate of 12% on the assessable profits arising from Macau, with an exemption up to MOP 300,000. No provision for Macau profits tax has been made in the statements of comprehensive income as there were no assessable profits arising from Macau for the years ended June 30, 2012, 2013 and 2014, respectively.

India

HAIP, the Company’s wholly owned subsidiary incorporated in India, is subject to India corporate tax rate of 30% on its worldwide income. No provision for India profits tax has been made in the statements of comprehensive income as there were no taxable profits arising for the years ended June 30, 2012, 2013 and 2014, respectively.

PRC

The Company’s subsidiaries incorporated in PRC are subject to PRC enterprise income tax (“EIT”) on the taxable income as adjusted in accordance with relevant PRC income tax laws. The standard statutory tax rate of PRC EIT is 25% effective from calendar year ended December 31, 2008. All PRC subsidiaries are subject to the standard statutory tax rate except for the following subsidiaries:

Beijing Hollysys

Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) for the three years commencing January 1, 2008, and for another three years commencing January 1, 2011. Pursuant to PRC EIT law, an enterprise certified as a HNTE enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Beijing Hollysys is 15% for the calendar years ended December 31, 2008 to December 31, 2013. Beijing Hollysys is in the process of reapplying the HNTE certification. Upon reapplication, Beijing Hollysys will be qualified for the preferential EIT rate of 15% for calendar years ended December 31, 2014 to December 31, 2016.

In February 2013, Beijing Hollysys received the “Qualified Software Development Enterprise” certificate which entitles Beijing Hollysys an EIT rate of 10% for the calendar years ended December 31, 2011 and 2012. An income tax recoverable of $1,634,171 was recorded in Beijing Hollysys in 2013 since it paid its EIT based on a 15% tax rate for the calendar years ended December 31, 2011 and 2012.

Hangzhou Hollysys

In 2011, Hangzhou Hollysys was certified as a HNTE for the three years commencing January 1, 2011. Pursuant to PRC EIT law, an enterprise certified as a HNTE enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Hangzhou Hollysys was 15% for the calendar years ended December 31, 2011, 2012 and 2013. Hangzhou Hollysys is in the process of reapplying the HNTE certification. Upon the approval of the reapplication, Hangzhou Hollysys will be qualified for the preferential EIT rate of 15% for calendar years ended December 31, 2014 to December 31, 2016.

The Company’s income before income taxes consists of:

	Year ended June 30,
	2012	2013	2014

PRC	$70,490,625	$67,927,931	$97,930,915
Non-PRC	(3,564,560)	(7,310,250)	(6,619,440)

	$66,926,065	$60,617,681	$91,311,475

Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2012	2013	2014

Current income tax expense	$8,828,453	$10,052,627	$26,649,690
Deferred income tax expense (benefit)	1,523,865	(1,955,829)	(6,788,855)

	$10,352,318	$8,096,798	$19,860,835

The reconciliation of tax computed by applying the statutory tax rate in PRC of 25% to the income before income taxes is as follows:

	Year ended June 30,
	2012	2013	2014

Income before income taxes	$66,926,065	$60,617,681	$91,311,475

Expected income tax expense at statutory tax rate in PRC	16,731,517	15,154,420	22,827,868
Effect of different tax rates in various jurisdictions	417,565	897,861	2,709,028
Effect of preferential tax treatment	(6,551,269)	(5,993,792)	(5,027,460)
Effect of non-taxable income	(3,705,244)	(5,006,072)	(5,747,086)
Effect of additional deductible research and development expenses	(1,690,928)	(2,743,444)	(2,604,227)
Effect of non-deductible expenses	4,399,717	6,435,577	6,379,416
Under/(over) provision of income tax in previous years	(400,446)	(2,968,007)	-
Change in valuation allowance	-	2,232,838	2,075,069
Tax rate differential on deferred tax items	-	(699,417)	(2,192,962)
Withholding tax on dividend paid by subsidiary	-	1,248,355	1,381,485
Recognition of temporary difference not recognized in previous years	1,222,667	(286,776)	283,716
Others	(71,261)	(174,745)	(224,012)

Income tax expenses	$10,352,318	$8,096,798	$19,860,835

Had the above preferential tax treatment not been available, the tax charge would have been increased by $6,551,269, $5,993,792 and $5,027,460 and the basic net income per share would have been reduced by $0.12, $0.11 and $0.09 for the years ended June 30, 2012, 2013 and 2014, respectively, and diluted net income per share for the years ended June 30, 2012, 2013 and 2014 would have been reduced by $0.12, $0.11 and $0.08, respectively.

The temporary differences that have given rise to the deferred tax assets consist of the following:

	June 30,
	2013	2014

Deferred tax assets, current
Allowance for doubtful accounts	$4,577,626	$7,798,545
Inventory provision	217,864	209,826
Provision for contract loss	332,547	868,806
Long-term assets	45,577	17,857
Deferred revenue	4,096,415	10,627,732
Deferred subsidies	786,545	1,079,333
Warranty liabilities	376,780	1,901,623
Recognition of intangible assets	389,967	473,413
Accrued payroll	726,286	1,041,511
Net operating loss carry forward	2,788,042	4,559,569
Valuation allowance	(2,232,838)	(4,559,569)
Total deferred tax assets, current	$12,104,811	$24,018,646

Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	$(11,230,330)	$(17,517,667)
Withholding tax on capital repayment	-	(1,381,485)
Others	(27,068)	(59,958)
Total deferred tax liabilities, current	$(11,257,398)	$(18,959,110)

Net deferred tax assets, current	$3,033,931	$6,686,685
Net deferred tax liabilities, current	$(2,186,518)	$(1,627,149)

Deferred tax assets, non-current
Long-term assets	$477,000	$482,697
Deferred subsidies	1,762,664	1,850,614
Recognition of intangible assets	446,413	271,462
Warranty liabilities	523,714	-
Total deferred tax assets, non-current	$3,209,791	$2,604,773

Deferred tax liabilities, non-current
Share of net gains of equity investees	$(1,715,240)	$(477,764)
Property, plant and equipment	(306,183)	-
Intangible assets	(2,966,515)	(2,692,430)
Total deferred tax liabilities, non-current	$(4,987,938)	$(3,170,194)

Net deferred tax assets-non-current	$1,494,551	$1,806,047
Net deferred tax liabilities-non-current	$(3,272,698)	$(2,371,468)

As of June 30, 2014, the Company did not have any operating loss which can be carried forward to offset future net profit for income tax purposes.

The Company operates mainly through the PRC subsidiaries and the valuation allowance is considered on an individual entity basis.

Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to a foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. At June 30, 2013 and 2014, aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately RMB 1,351,472,614 (equivalent to $197,739,789) and RMB 1,836,127,087 (equivalent to $276,586,424) , respectively. The Company expects to distribute a portion of the earnings (approximately RMB 150,000,000 or $24,379,144) accumulated by the Company’s PRC subsidiaries as of June 30, 2014 to a holding companies located outside mainland China, and has accrued a withholding tax of $1,381,485 in the year ended June 30, 2014. The remaining undistributed earnings of the Company’s PRC subsidiaries are intended to be permanently reinvested, and accordingly, no deferred taxes have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre-January 1, 2008 retained earnings will not be subject to withholding taxes.

The Chinese tax law grants the tax authorities the rights to further inspect companies’ tax returns retroactively in a three year period (up to five years under certain special conditions), which means theoretically the tax authorities can still review our PRC subsidiaries' tax returns for the years ended December 31, 2009 through 2013. The tax law also stated that the companies will be liable to additional tax, interest charges and penalties if errors are found in their tax returns and such errors have led to an underpayment of tax.

Determining income tax provisions involves judgment on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

There were no material interest or penalties incurred for the years ended June 30, 2012, 2013 and 2014, respectively.